Finance costs - net	12 Months Ended
Dec. 31, 2023
Finance costs - net
Finance costs - net

10     Finance costs — net

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Finance income
Interest income on bank deposits	28,823	14,709	29,580

Finance costs
Interest expense on borrowings	(56,534)	(17,303)	(12,073)
Interest expense on lease liabilities	(5,803)	(7,578)	(3,448)
Interest expense on redemption liability	(12,406)	(10,287)	(4,014)
Bank charges	(1,894)	(2,005)	(997)
	(76,637)	(37,173)	(20,532)

	(47,814)	(22,464)	9,048